INVESTMENTS - OFFSETTING FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Gross amount recognized	$ 0.9	$ 30.4
Gross amounts offset in the balance sheets	0.9	30.4
Net amounts presented in the balance sheets	$ 0.0	$ 0.0